Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (78,200)
Total, Gross	324,400
Effect of Foreign Currency, Finite lived	(1,900)
Total, Net	$ 244,329	$ 253,685
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	9 years
Other intangible assets, Finite lived, gross	$ 207,000
Accumulated Amortization	(71,000)
Effect of Foreign Currency, Finite lived	(1,900)
Other intangible assets, Finite lived, Net	$ 134,100	142,700
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	1 year
Other intangible assets, Finite lived, gross	$ 600
Other intangible assets, Indefinite lived, gross	109,100
Accumulated Amortization	(500)
Effect of Foreign Currency, Indefinite Lived	0
Other intangible assets, Finite lived, Net	100	100
Other intangible assets, Indefinite lived, Net	$ 109,100	109,100
Integrated Software System [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	1 year
Other intangible assets, Finite lived, gross	$ 7,700
Accumulated Amortization	(6,700)
Other intangible assets, Finite lived, Net	$ 1,000	$ 1,800